Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 760,434
Ending balance	818,763	¥ 760,434
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,522,447	1,447,994
Additions	30,469	29,036
Internally developed	213,443	208,767
Sales or disposal	(188,201)	(146,874)
Exchange differences on translating foreign operations	18,092	(14,452)
Other	2,493	(2,024)
Ending balance	1,598,743	1,522,447
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(762,013)	(703,626)
Amortization	(175,092)	(171,378)
Sales or disposal	185,080	144,604
Exchange differences on translating foreign operations	(9,789)	8,154
Other	(18,166)	(39,767)	[1]
Ending balance	(779,980)	(762,013)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	627,192
Ending balance	671,403	627,192
Capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,083,525	1,030,142
Additions
Internally developed	201,889	192,397
Sales or disposal	(180,744)	(136,575)
Exchange differences on translating foreign operations	3,946	(2,439)
Other
Ending balance	1,108,616	1,083,525
Capitalized development costs [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(456,333)	(418,315)
Amortization	(144,795)	(136,508)
Sales or disposal	180,744	136,575
Exchange differences on translating foreign operations	(906)	449
Other	(15,923)	(38,534)	[1]
Ending balance	(437,213)	(456,333)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	99,376
Ending balance	100,118	99,376
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	392,732	379,564
Additions	19,233	14,971
Internally developed	11,554	16,370
Sales or disposal	(6,028)	(9,473)
Exchange differences on translating foreign operations	10,655	(9,684)
Other	1,076	984
Ending balance	429,222	392,732
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(293,356)	(274,498)
Amortization	(29,646)	(33,199)
Sales or disposal	3,504	7,870
Exchange differences on translating foreign operations	(8,010)	6,787
Other	(1,596)	(316)	[1]
Ending balance	(329,104)	(293,356)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,866
Ending balance	47,242	33,866
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	46,190	38,288
Additions	11,236	14,065
Internally developed
Sales or disposal	(1,429)	(826)
Exchange differences on translating foreign operations	3,491	(2,329)
Other	1,417	(3,008)
Ending balance	60,905	46,190
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(12,324)	(10,813)
Amortization	(651)	(1,671)
Sales or disposal	832	159
Exchange differences on translating foreign operations	(873)	918
Other	(647)	(917)	[1]
Ending balance	¥ (13,663)	¥ (12,324)

[1]	For certain capitalized development costs in progress related to Automobile business segment, the Company recognized the carrying amount in excess of recoverable amount as an expense in the consolidated statement of income for the year ended March 31, 2020.